COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽) ₽ / $	Dec. 31, 2022 RUB (₽) ₽ / $	Feb. 29, 2024 RUB (₽)	Feb. 04, 2024 RUB (₽)	Dec. 31, 2023 USD ($) ₽ / $
Legal proceedings
Liability recorded	₽ 123	₽ 726			$ 1.4
Claim amount	₽ 1,096	₽ 813			$ 12.2
Environment and Current Economic Situation
Exchange rate (RUB/$) | ₽ / $	90.8	65.8			90.8
Inflation rate	7.40%	11.90%
Percentage of banking rates in Russia	16.00%	7.50%			16.00%
Estimated contingencies related to non-income taxes including penalties and interest	₽ 59,143	₽ 25,232			$ 659.4
Percent of depreciation in local currency	38.00%
Other accrued liabilities
Environment and Current Economic Situation
Accrued contingencies related to non-income taxes	₽ 13,952	10,913			155.6
Accrued contingencies related to non-income taxes of penalties and interest	4,280	2,439			47.7
Accounts payable and accrued liabilities current
Environment and Current Economic Situation
Accrued contingencies related to non-income taxes	352	0			3.9
Accrued contingencies related to non-income taxes of penalties and interest	189	₽ 0			2.1
Purchase Commitments For Streaming Content
Purchase commitments
2024	5,623				62.7
2025	837				9.3
2026	283				3.2
2027	280				3.1
2028	171				1.9
Purchase Commitments For Others Goods and Services
Purchase commitments
2024	12,196				136.0
2025	10,567				117.8
2026	1,665				18.6
2027	879				9.8
2028	613				6.8
2029	₽ 826				$ 9.2
Divestment HoldCo | Share Purchase Agreement | Subsequent event
Environment and Current Economic Situation
Total consideration | ₽			₽ 475,000	₽ 475,000